Morgan, Lewis & Bockius LLP                                         MORGAN LEWIS
1701 Market Street
Philadelphia, PA  19103-2921
Tel. +1.215.963.5000
Fax: +1.215.963.5001
www.morganlewis.com



November 30, 2015


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated November 28, 2015 for the Trust's Champlain Focused Large Cap Value Fund (formerly, Champlain All Cap Fund), Champlain Mid Cap Fund, Champlain Small Company Fund, Frost Growth Equity Fund, Frost Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Mid Cap Equity Fund, Frost International Equity Fund, Frost Natural Resources Fund, Frost Cinque Large Cap Buy-Write Equity Fund, Frost Conservative Allocation Fund, Frost Moderate Allocation Fund, Frost Aggressive Allocation Fund, Frost Total Return Bond Fund, Frost Credit Fund, Frost Low Duration Bond Fund, Frost Municipal Bond Fund, Frost Kempner Treasury and Income Fund, GRT Absolute Return Fund, GRT Value Fund, LM Capital Opportunistic Bond Fund and Reaves Utilities and Energy Infrastructure Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 200, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-15-000861) on November 25, 2015.

Please do not hesitate to contact the undersigned at 215.963.4660 should you have any questions.

Very  truly  yours,


/s/ Christine M. Nassauer
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Christine M. Nassauer